UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Vincent P. Corti

American Mutual Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Mutual Fund® Investment portfolio July 31, 2013

unaudited

Common stocks 89.87%
		Value
Energy 6.93%	Shares	(000)

Apache Corp.	1,873,400	$ 150,340
BP PLC (ADR)	4,740,000	196,426
Chevron Corp.	3,608,911	454,326
ConocoPhillips	3,317,900	215,199
Devon Energy Corp.	1,400,000	77,014
Diamond Offshore Drilling, Inc.	728,941	49,160
EnCana Corp.	3,161,700	55,393
Ensco PLC, Class A	4,167,000	238,936
EOG Resources, Inc.	537,600	78,215
Noble Energy, Inc.	592,600	37,031
Royal Dutch Shell PLC, Class A (ADR)	2,924,700	199,903
Royal Dutch Shell PLC, Class B (ADR)	1,172,000	83,060
Schlumberger Ltd.	1,050,000	85,396
Spectra Energy Corp	2,430,500	87,474
		2,007,873
Materials 4.27%

Air Products and Chemicals, Inc.	1,330,000	144,491
Barrick Gold Corp.	1,835,000	31,140
CRH PLC (ADR)	1,089,059	22,990
Dow Chemical Co.	13,196,400	462,402
E.I. du Pont de Nemours and Co.	690,000	39,806
Freeport-McMoRan Copper & Gold Inc.	980,000	27,714
International Flavors & Fragrances Inc.	573,000	46,230
MeadWestvaco Corp.	4,045,444	149,479
Monsanto Co.	300,000	29,634
Nucor Corp.	739,000	34,571
Praxair, Inc.	2,065,624	248,226
		1,236,683
Industrials 15.07%

3M Co.	1,825,000	214,310
CSX Corp.	11,869,000	294,470
Dover Corp.	1,800,000	154,152
Eaton Corp. PLC	1,895,000	130,660
Emerson Electric Co.	5,480,000	336,308
General Dynamics Corp.	4,583,000	391,113
General Electric Co.	10,860,000	264,658
Illinois Tool Works Inc.	850,000	61,234
Lockheed Martin Corp.	1,915,442	230,083
Norfolk Southern Corp.	2,151,000	157,367
PACCAR Inc	500,000	28,135
Pentair Ltd.	800,000	48,864
Pitney Bowes Inc.	2,352,300	38,836
Common stocks
		Value
Industrials (continued)	Shares	(000)

Precision Castparts Corp.	314,000	$ 69,620
Republic Services, Inc.	5,217,000	176,908
Rockwell Automation	1,693,800	164,045
Siemens AG (ADR)	922,000	101,844
Snap-on Inc.	750,000	71,138
Southwest Airlines Co.	450,000	6,224
Union Pacific Corp.	1,879,300	298,038
United Parcel Service, Inc., Class B	4,692,300	407,292
United Technologies Corp.	2,823,174	298,042
Waste Management, Inc.	10,063,700	422,977
		4,366,318
Consumer discretionary 12.94%

Carnival Corp., units	5,405,000	200,147
Coach, Inc.	1,306,022	69,389
Comcast Corp., Class A	7,937,400	357,818
Comcast Corp., Class A, special nonvoting shares	1,500,000	64,665
Darden Restaurants, Inc.	6,349,500	311,443
Garmin Ltd.	1,607,172	64,415
Harley-Davidson, Inc.	976,341	55,427
Home Depot, Inc.	9,795,000	774,099
Honda Motor Co., Ltd. (ADR)	1,047,800	38,915
Johnson Controls, Inc.	6,026,320	242,318
Magna International Inc.	1,765,200	134,967
Mattel, Inc.	7,951,797	334,214
McDonald's Corp.	260,000	25,501
News Corp., Class A1	305,136	4,861
NIKE, Inc., Class B	423,000	26,615
Nordstrom, Inc.	324,099	19,848
Scripps Networks Interactive, Inc., Class A	265,000	18,754
Time Warner Cable Inc.	1,776,709	202,669
Time Warner Inc.	5,013,925	312,167
Twenty-First Century Fox, Inc., Class A	1,220,544	36,470
Viacom Inc., Class B	580,000	42,207
Whirlpool Corp.	225,000	30,136
Williams-Sonoma, Inc.	4,715,000	277,525
YUM! Brands, Inc.	1,440,819	105,065
		3,749,635
Consumer staples 5.11%

Avon Products, Inc.	1,205,000	27,546
Coca-Cola Co.	1,700,000	68,136
Colgate-Palmolive Co.	1,130,000	67,653
ConAgra Foods, Inc.	950,000	34,400
CVS/Caremark Corp.	1,045,000	64,257
General Mills, Inc.	1,500,000	78,000
Kellogg Co.	3,175,488	210,344
Kimberly-Clark Corp.	2,140,000	211,432
Kraft Foods Group, Inc.	3,829,766	216,688
Mondelez International, Inc.	10,823,300	338,445
PepsiCo, Inc.	1,982,409	165,611
		1,482,512

Common stocks
		Value
Health care 13.45%	Shares	(000)

Abbott Laboratories	3,863,000	$ 141,502
AbbVie Inc.	19,592,000	891,044
Aetna Inc.	1,390,000	89,196
Amgen Inc.	8,810,748	954,116
Bristol-Myers Squibb Co.	7,000,000	302,680
Cardinal Health, Inc.	1,560,000	78,140
Eli Lilly and Co.	800,000	42,488
Humana Inc.	235,000	21,446
Johnson & Johnson	2,745,000	256,658
Medtronic, Inc.	1,100,000	60,764
Merck & Co., Inc.	6,097,185	293,701
Novartis AG (ADR)	3,014,000	215,833
Pfizer Inc.	8,210,000	239,978
St. Jude Medical, Inc.	771,872	40,438
Stryker Corp.	1,724,995	121,543
UnitedHealth Group Inc.	2,030,000	147,886
		3,897,413
Financials 7.55%

ACE Ltd.	393,400	35,949
Aon PLC, Class A	2,030,000	137,025
Arthur J. Gallagher & Co.	5,110,048	226,784
Bank of New York Mellon Corp.	3,141,400	98,797
Bank of Nova Scotia	960,000	54,144
BB&T Corp.	1,125,000	40,151
BlackRock, Inc.	80,600	22,726
CME Group Inc., Class A	774,000	57,260
Hudson City Bancorp, Inc.	1,696,000	16,214
JPMorgan Chase & Co.	3,025,000	168,583
Marsh & McLennan Companies, Inc.	4,005,394	167,706
McGraw Hill Financial, Inc.	321,643	19,897
NYSE Euronext	4,000,000	168,640
Old Republic International Corp.	6,130,106	88,580
PNC Financial Services Group, Inc.	625,000	47,531
Principal Financial Group, Inc.	7,567,000	328,105
State Street Corp.	1,679,700	117,025
Toronto-Dominion Bank	429,000	36,113
U.S. Bancorp	2,015,000	75,200
Wells Fargo & Co.	2,790,000	121,365
Willis Group Holdings PLC	3,725,419	159,448
		2,187,243
Information technology 8.72%

Accenture PLC, Class A	414,000	30,557
Analog Devices, Inc.	1,459,241	72,028
Automatic Data Processing, Inc.	1,947,271	140,379
Dell Inc.	2,509,800	31,799
Google Inc., Class A1	50,400	44,735
Hewlett-Packard Co.	1,850,000	47,508
Intel Corp.	4,200,000	97,860
International Business Machines Corp.	550,000	107,272
KLA-Tencor Corp.	1,322,000	77,509
Linear Technology Corp.	2,900,000	117,624
Maxim Integrated Products, Inc.	9,466,400	270,739
Common stocks
		Value
Information technology (continued)	Shares	(000)

Microsoft Corp.	16,816,307	$ 535,263
Oracle Corp.	7,723,000	249,839
Paychex, Inc.	1,000,000	39,440
QUALCOMM Inc.	431,000	27,821
Texas Instruments Inc.	15,436,749	605,121
Xilinx, Inc.	688,400	32,142
		2,527,636
Telecommunication services 4.25%

AT&T Inc.	6,296,900	222,092
BCE Inc.	1,862,600	76,907
Verizon Communications Inc.	18,873,900	933,880
		1,232,879
Utilities 6.70%

Ameren Corp.	1,660,000	59,445
American Electric Power Co., Inc.	1,435,000	66,512
Dominion Resources, Inc.	2,360,000	139,972
DTE Energy Co.	750,000	53,025
Duke Energy Corp.	4,639,180	329,382
Exelon Corp.	7,458,720	228,162
FirstEnergy Corp.	9,144,000	348,112
PG&E Corp.	7,640,000	350,600
PPL Corp.	2,044,300	64,947
Public Service Enterprise Group Inc.	2,100,000	70,959
Questar Corp.	420,000	10,021
Southern Co.	2,000,000	89,680
Xcel Energy Inc.	4,365,000	130,732
		1,941,549
Miscellaneous 4.88%

Other common stocks in initial period of acquisition		1,414,144
Total common stocks (cost: $18,800,102,000)		26,043,885
Preferred stocks 0.04%

Financials 0.04%

U.S. Bancorp, Series F, 6.50% noncumulative depositary shares	387,000	10,426
Total preferred stocks (cost: $10,004,000)		10,426
Bonds, notes & other debt instruments 1.88%
	Principal amount
Energy 0.02%	(000)

Enbridge Energy Partners, LP 5.35% 2014	$ 5,075	5,366

Consumer discretionary 0.29%

Staples, Inc. 9.75% 2014	81,450	84,648

Bonds, notes & other debt instruments
	Principal amount	Value
Financials 1.27%	(000)	(000)

Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)[2]	$ 1,665	$ 1,852
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)[2]	1,665	1,856
Citigroup Inc. 6.125% 2017	5,000	5,732
ERP Operating LP 5.125% 2016	2,400	2,644
ERP Operating LP 5.375% 2016	6,455	7,220
ERP Operating LP 5.75% 2017	39,855	45,213
ERP Operating LP 6.584% 2015	3,500	3,835
ERP Operating LP 7.125% 2017	5,000	5,859
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[2]	123,654	137,702
MetLife Global Funding I 5.125% 2014[3]	3,000	3,118
UDR, Inc., Series A, 5.25% 2015	5,000	5,279
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[2]	131,826	148,634
		368,944
Telecommunication services 0.09%

Verizon Communications Inc. 5.55% 2014	5,000	5,116
Verizon Communications Inc. 8.50% 2018	15,000	19,504
		24,620
Utilities 0.08%

FPL Group Capital, Inc. 7.875% 2015	20,000	23,104

Mortgage-backed obligations[4] 0.04%

Fannie Mae 4.00% 2024	5,297	5,608
Fannie Mae 4.50% 2024	5,365	5,713
		11,321
Federal agency bonds & notes 0.09%

Fannie Mae 2.50% 2014	25,775	26,250
Total bonds, notes & other debt instruments (cost: $474,981,000)		544,253

Short-term securities 8.17%

Abbott Laboratories 0.10% due 8/19/2013[3]	3,750	3,750
Chariot Funding, LLC 0.24% due 11/25/2013[3]	50,000	49,975
Coca-Cola Co. 0.09%–0.16% due 8/7–12/18/2013[3]	247,700	247,635
E.I. duPont de Nemours and Co. 0.09% due 8/21–8/23/2013[3]	41,700	41,697
Fannie Mae 0.09%–0.145% due 8/14/2013–4/1/2014	323,200	323,131
Federal Farm Credit Banks 0.13%–0.16% due 10/10/2013–5/28/2014	105,000	104,945
Federal Home Loan Bank 0.09%–0.16% due 8/9/2013–6/17/2014	353,930	353,785
Freddie Mac 0.09%–0.16% due 8/5/2013–7/7/2014	400,967	400,725
General Electric Capital Corp. 0.17% due 9/12/2013	20,500	20,497
Google Inc. 0.10% due 10/8/2013[3]	50,000	49,989
John Deere Capital Corp. 0.07% due 8/6/2013[3]	50,000	49,999
Jupiter Securitization Co., LLC 0.24%–0.32% due 11/27/2013–2/7/2014[3]	48,600	48,543
National Rural Utilities Cooperative Finance Corp. 0.10%–0.15% due 8/5–8/26/2013	67,900	67,898
NetJets Inc. 0.04% due 8/1/2013[3]	4,800	4,800
Paccar Financial Corp. 0.12%–0.13% due 9/5–10/18/2013	88,600	88,572
Private Export Funding Corp. 0.12%–0.22% due 8/13/2013–1/6/2014[3]	72,600	72,569
Procter & Gamble Co. 0.07%–0.10% due 8/7–9/30/2013[3]	146,100	146,089
U.S. Treasury Bills 0.107%–0.195% due 8/8–8/22/2013	185,000	184,998
Wal-Mart Stores, Inc. 0.06%–0.09% due 9/10–9/20/2013[3]	26,500	26,497
Wells Fargo & Co. 0.15%–0.17% due 8/19–11/18/2013	83,000	82,969

Total short-term securities (cost: $2,368,911,000)		$ 2,369,063
Total investment securities (cost: $21,653,998,000)		28,967,627
Other assets less liabilities		12,028
Net assets		$28,979,655

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.

2 Coupon rate may change periodically.

3 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $744,661,000, which represented 2.57% of the net assets of the fund.

4 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2013 (dollars in thousands):

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Energy	$ 2,007,873	$ —	$—	$ 2,007,873
Materials	1,236,683	—	—	1,236,683
Industrials	4,366,318	—	—	4,366,318
Consumer discretionary	3,749,635	—	—	3,749,635
Consumer staples	1,482,512	—	—	1,482,512
Health care	3,897,413	—	—	3,897,413
Financials	2,187,243	—	—	2,187,243
Information technology	2,527,636	—	—	2,527,636
Telecommunication services	1,232,879	—	—	1,232,879
Utilities	1,941,549	—	—	1,941,549
Miscellaneous	1,414,144	—	—	1,414,144
Preferred stocks	10,426	—	—	10,426
Bonds, notes & other debt instruments	—	544,253	—	544,253
Short-term securities	—	2,369,063	—	2,369,063
Total	$26,054,311	$2,913,316	$—	$28,967,627

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 7,621,122
Gross unrealized depreciation on investment securities	(250,473)
Net unrealized appreciation on investment securities	7,370,649
Cost of investment securities for federal income tax purposes	21,596,978

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-003-0913O-S37721

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By /s/ Paul F. Roye
Paul F. Roye, President and Principal Executive Officer

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, President and Principal Executive Officer

Date: September 27, 2013

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: September 27, 2013